                                    SERIES C
                                    SERIES M

                       Supplement dated September 22, 2006
                    to the Prospectus dated December 30, 2005
                as supplemented January 27, 2006 and May 11, 2006

The third bullet point under the third paragraph under the heading "SERIES C - INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus has been deleted in it entirety.

The following replaces in its entirety the information appearing in the fourth paragraph under the heading "SERIES C - INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the prospectus:

"The fund may invest up to 100% of its total assets in foreign securities, including securities of issuers that are tied economically to countries with developing securities markets. The sub-advisor will actively underweight and overweight various countries and regions based on perceived relative opportunity and risk. The sub-advisor may employ active currency management strategies including the use of U.S. and non U.S. government and interest rate futures and currency futures and forward currency contracts to reduce or hedge the risk of loss due to fluctuations in currency exchange rates, as well as to enhance returns. However, there is no guarantee that these strategies will be successful. The sub-advisor may also actively invest in currencies other than the U.S. Dollar."

The following bullet point is added after the ninth bullet point under the second paragraph under the heading "SERIES M - INVESTMENT OBJECTIVE AND STRATEGIES" on page 4 of the prospectus:

     - "Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities"

The following paragraph is added as the second paragraph under the heading "SERIES M - PRINCIPAL RISKS OF INVESTING IN THE FUND" on page 5 of the prospectus:

"One type of stripped mortgage-backed securities has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the fund's yield to maturity from these securities."

                      AIM CORE ALLOCATION PORTFOLIO SERIES

                                    SERIES C
                                    SERIES M

                         Supplement dated September 22,
                 2006 to the Statement of Additional Information
                dated December 30, 2005, as supplemented January
                   27, 2006, March 31, 2006 and August 1, 2006

The following replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - FOREIGN INVESTMENTS - FOREIGN SECURITIES":

"Series C may invest up to 100% of its total assets in foreign debt securities (i.e., U.S. dollar- or foreign-currency denominated corporate debt securities of foreign issuers). Investments by the Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, involve special risks and considerations not typically associated with investing in U.S. securities. These risks are set forth below."

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - FOREIGN INVESTMENTS - FOREIGN EXCHANGE TRANSACTIONS":

"Series C has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies, as well as for non-hedging purposes to enhance returns. Series C may commit the same percentage of its assets to foreign exchange transactions as it can invest in foreign securities."

The following is added after the second sentence of the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - INVESTMENT TECHNIQUES - SHORT SALES":

"Open short positions established by the Fund using futures or forward currency contracts are not deemed to constitute selling securities short."

The following replaces in its entirety the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DERIVATIVES":

"The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments as well as for non-hedging purposes to enhance returns. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities)."

The following replaces in its entirety the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"A Fund may enter into Futures Contracts for hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices. The Fund may enter into Futures Contracts for non-hedging purposes."

The following is added after the eight paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS -DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS":

"The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that act with respect to the Funds."

The first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - LIMITATIONS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS AND ON CERTAIN OPTIONS ON CURRENCIES" is deleted in its entirety.

The following replaces in its entirety the first sentence of the second paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - FORWARD CURRENCY CONTRACTS":

"A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates ("hedging") as well as for non-hedging purposes to enhance returns."

The following replaces in its entirety the first and second paragraphs under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(1) Successful use of hedging and non-hedging transactions depends upon INVESCO's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While INVESCO is experienced in the use of these instruments, there can be no assurance that any particular strategy will succeed.

(2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded."

The following is added after the sixth paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - DERIVATIVES - GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES":

"(7) Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions. For example, a Fund may purchase a given foreign currency through a futures contract if, in the judgment of INVESCO, the value of such currency is expected to rise relative to another currency. Conversely, the Fund may sell the currency through a forward contract if INVESCO believes that its value will decline relative to another currency."

The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

                           TRUSTEE
"NAME, YEAR OF BIRTH AND    AND/OR                                                      OTHER
  POSITION(S) HELD WITH    OFFICER                                                  TRUSTEESHIP(S)
        THE TRUST           SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   HELD BY TRUSTEE
------------------------   -------   -------------------------------------------   ---------------
INTERESTED PERSONS
Philip A. Taylor* - 1954    2006     Director, Chief Executive Officer and         None"
Trustee, President and               President, A I M Management Group Inc., AIM
Principal Executive                  Mutual Fund Dealer Inc., AIM Funds
Officer                              Management Inc. and 1371 Preferred Inc.;
                                     Director and President, A I M Advisors,
                                     Inc., INVESCO Funds Group, Inc. and AIM GP
                                     Canada Inc.; Director, A I M Capital
                                     Management, Inc. and A I M Distributors,
                                     Inc.; Director and Chairman, AIM Investment
                                     Services, Inc., Fund Management Company and
                                     INVESCO Distributors, Inc.; Director,
                                     President and Chairman, AVZ Callco Inc.,
                                     AMVESCAP Inc. and AIM Canada Holdings Inc.;
                                     Director and Chief Executive Officer, AIM
                                     Trimark Global Fund Inc. and AIM Trimark
                                     Canada Fund Inc.; Trustee, President and
                                     Principal Executive Officer, The AIM Family
                                     of Funds(R) (other than AIM Treasurer's
                                     Series Trust, Short-Term Investments Trust
                                     and Tax-Free Investments Trust); and
                                     Trustee and Executive Vice President, The
                                     AIM Family of Funds(R) (AIM Treasurer's
                                     Series Trust, Short-Term Investments Trust
                                     and Tax-Free Investments Trust only)

                                     Formerly: President and Principal Executive
                                     Officer, The AIM Family of Funds(R) (AIM
                                     Treasurer's Series Trust, Short-Term
                                     Investments Trust and Tax-Free Investments
                                     Trust only); Chairman, AIM Canada Holdings,
                                     Inc.; Executive Vice President and Chief
                                     Operations Officer, AIM Funds Management
                                     Inc.; President, AIM Trimark Global Fund
                                     Inc. and AIM Trimark Canada Fund Inc.; and
                                     Director, Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.

----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.